DESCRIPTION OF THE PLAN	12 Months Ended
Jun. 30, 2025
EBP 042
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following brief description of The Procter & Gamble Savings Plan (the “Plan”) is provided for general information only. Participants should refer to the Plan document for more complete information.
General — The Plan is a voluntary defined contribution plan that covers substantially all domestic employees of The Procter & Gamble Company (the “Company”) and certain of its subsidiaries. The Plan is the Company’s active 401(k) plan with ongoing contributions funded by employee contributions. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). Participants are able to choose either a traditional 401(k) or a Roth 401(k).
The Gillette Company Employee Stock Ownership Plan (the “Gillette ESOP”), another qualified plan sponsored by the Company, transferred balances for terminated employees who were not eligible for retiree medical coverage under the Company’s health care plan(s) to the Plan, as allowed under both the Gillette ESOP and the Plan. Balances are also transferred to the Gillette ESOP when certain employees retire and are eligible to participate in the retiree medical program. Transfers between the Plan and the Gillette ESOP are shown in Transfers to Other Qualified Plans.
The recordkeeper for the Plan is Alight Solutions, LLC. The Custodian and Trustee for the Plan is Northern Trust.
Contributions — The Plan allows contributions by eligible employees. Participants can elect to contribute a portion of their compensation, as defined by the Plan, up to Plan and Internal Revenue Service (IRS) limits. Participants can rollover balances from conduit individual retirement accounts and qualified plans of former employers. In accordance with IRS regulations, participants aged 50 or older are eligible to contribute an additional $7,500 as a “catch-up” contribution in excess of the maximum 401(k) contributions of $23,500 and $23,000, respectively, for the calendar years ended December 31, 2025 and 2024.
Qualified Non-Elective Contributions (QNEC) — The Plan recorded QNECS during the year ended June 30, 2025 of $96,040 to provide for certain participants who were not given the opportunity to contribute their elected amounts to their prior 401(k) plan due to certain administrative errors. There were no QNECS for the year ended 2024. The QNECS are immediately 100% vested to the employees. The contributions are made in accordance with IRS regulations and do not affect the tax status of the Plan and are reflected as employer contributions on the statements of changes in net assets available for benefits.
Participant Accounts — Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contribution, an allocation of the Plan’s earnings or losses, administrative expenses, and participant withdrawals. The benefit to which a participant is entitled is limited to the benefit that can be provided from their account. Participants can allocate their account to one or all investment options offered by the Plan.
Investments — Participants may direct the investment of their accounts into various investment options offered by the Plan. The Plan currently offers common stocks, common collective trust funds, short-term investment funds and separately managed accounts as investment options for participants.
Vesting — Participants are 100% vested in the assets in their Plan accounts.
Notes Receivable from Participants — The Plan has a loan feature under which active participants may borrow up to 50% of the current value of their vested account balances exclusive of amounts attributable to previous Company contributions (up to a maximum of $50,000) and at an interest rate equal to the prime rate plus 1%. Loans are repaid via payroll deduction over a period of up to 54 months, except for loans used to purchase a primary residence, which are repaid via payroll deduction over a period of up to 114 months. Principal and interest paid is credited to applicable funds in the borrower’s account. Participants who are former employees are not allowed to borrow against their account balances. Upon participant termination or retirement, the outstanding loan balance is treated as a distribution to the participant if repayment is not made by the participant within 90 days of separation, or if an on-going repayment arrangement has not been made with the Plan. Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are recorded as distributions based on the terms of the Plan document. As of June 30, 2025, participant loans have maturities through January 2035 with the interest rates ranging from 4.25 percent to 10.5 percent.
Payment of Benefits — The Plan provides for benefits to be paid upon retirement, disability, death, or separation other than retirement as defined by the Plan document. Plan benefits may be made in a lump sum of cash and/or shares of Company common stock in monthly installments, or variable amounts paid monthly. Retired or terminated employees shall commence required minimum benefit payments after the attainment of age 70 ½ (if age 70 ½ prior to January 1, 2020), age 72 (if not age 70 ½ and reach age 72 between January 1, 2020 and December 31, 2022) or age 73 (if not yet age 72 and reach age 73 by January 1, 2023 or later).
A participant may withdraw any portion of after-tax contributions, which were derived from previously merged plans, once in any three-month period. Participants who have attained age 59 1/2 or have financial hardship may withdraw all or any portion of their before-tax contributions once in any six month period. Account balances attributable to non-active employees are $2,092,878,306 and $2,012,229,429 as of June 30, 2025 and 2024, respectively.
Plan Amendment — The Company has the right to amend the Plan at any time. However, no amendment can reduce the amount of any participant’s account or the participant’s vested percentage of that account.